Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit / (loss) before income tax		$ 1,311	$ 21,043	$ (112,862)	$ (16,491)
Current statutory income tax rate	35.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Income tax at the statutory income tax rate		$ (393)	$ (6,313)	$ 33,859	$ 4,947
Items that adjust the income tax (expense) / benefit:
Non-deductible expenses		(3)	(5,824)	(2,449)	(1,782)
Inflation adjustment (Note 33.1)				(32,086)	(31,796)
Effect of the measurement of monetary and non-monetary in their functional currency		(7,163)	(39,187)	24,628	15,395
Effect of statutory income tax rate change in deferred income tax (Note 32)		0	21,491
Unrecognized tax losses and other assets			(23,176)	(7,039)	(7,285)
Difference in the estimate of previous fiscal year income tax and the income tax statement		(401)			1,146
Inflation update unrecognized tax losses				(179)	1,675
Effect related to statutory income tax rate change				(6,384)	2,721
Issuance expenses			5,651
Other				(234)	(1,253)	$ (67)
Income tax benefit / (expense)		$ (7,960)	$ (47,425)	$ 10,113	$ (16,232)